Audit Information	12 Months Ended
Jun. 30, 2026
Auditor [Line Items]
Auditor Name	J&S Associate PLT
Auditor Firm ID	6743
Auditor Location	Kuala Lumpur, Malaysia
Auditor Opinion [Text Block]

Opinion on the Financial Statement

We have audited the accompanying consolidated balance sheets of Global Engine Group Holding Limited and its subsidiary (the ‘Company’) as of June 30, 2026 and 2025, and the related consolidated statements of operations, consolidated statements of changes in shareholders’ equity, and consolidated statements of cash flows for the year ended June 30, 2026 and 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2026 and 2025, and the results of its operations and its cash flows for the year ended June 30, 2026 and 2025, in conformity with accounting principles generally accepted in the United States of America.

We also have audited the retrospective adjustments related to the reverse stock split of ordinary shares described in Notes 15 and 17, that were applied to the 2024 financial statements. In our opinion, such retrospective adjustments are appropriate and have been properly applied. We were not engaged to audit, review, or apply any procedures to the 2024 financial statements of the Company other than with respect to the retrospective adjustments of the reverse stock split and, accordingly, we do not express an opinion or any other form of assurance on the 2024 financial statements taken as a whole.